Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

NOTE 11: - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

a.	Disclosures in respect of right-of-use assets:

The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of between 3 and 5 years.

Land and buildings
Cost:
Balance as of January 1, 2021	-
Additions during the year:
New leases	654
Adjustments arising from translating financial statements from functional currency to presentation currency	13
Business combination	416

Balance as of December 31, 2021	1,083

Accumulated depreciation:
Balance as of January 1, 2021	-
Additions during the year:
Depreciation and amortization	96

Balance as of December 31, 2021	96

Depreciated cost at December 31, 2021	987

b.	Disclosures in respect of lease liability:

Land and buildings
Cost:
Balance as of January 1, 2021	-
Additions during the year:
New leases	654
Business combination	501
Lease payments	(68)
Interest expense	26
Adjustments arising from translating financial statements from functional currency to presentation currency	27

Balance as of December 31, 2021	1,140

Current Lease liabilities as of December 31, 2021, amount to $319.